General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Regulatory Assets and Liabilities [Table Text Block]
Our current and noncurrent regulatory asset and liability balances for the years ended December 31, 2016 and 2015 are as follows:

	December 31,
	2016	2015
	(Millions)
Current assets reported within Other current assets and deferred charges	$91	$84
Noncurrent assets reported within Regulatory assets, deferred charges, and other	387	370
Total regulated assets	$478	$454

Current liabilities reported within Accrued liabilities	$11	$4
Noncurrent liabilities reported within Regulatory liabilities, deferred income, and other	498	434
Total regulated liabilities	$509	$438